EMPLOYEE RETIREMENT BENEFIT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EMPLOYEE RETIREMENT BENEFIT
Total contribution for employee benefits	$ 5,603	$ 3,848	$ 2,897